29. FINANCE INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance income expense [abstract]
Schedule of financial income and expenses
	2020	2019	2018
FINANCE INCOME
Income from financial investments	95	102	116
Interest on sale of energy	399	361	352
Monetary variations	42	30	19
Monetary variations – CVA (Note 14)	32	105	62
Monetary updating of escrow deposits	53	50	34
PIS/Pasep and Cofins charged on finance income (1)	(96)	(128)	(68)
Gains on financial instruments –swap (Note 31)	1,753	998	893
Inflation adjustment in arbitration case	—	—	77
Borrowing costs paid by related parties	30	48	56
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (Note 9)	42	1,580	—
Others	95	61	165
	2,445	3,207	1,706
FINANCE EXPENSES
Charges on loans and financings (Note 22)	(1,178)	(1,227)	(1,257)
Cost of debt – amortization of transaction cost (Note 22)	(15)	(38)	(33)
Foreign exchange variations - loans and financing (Note 22)	(1,742)	(226)	(582)
Foreign exchange variations – Itaipu	(47)	(13)	(29)
Monetary updating – loans and financings (Note 22)	(187)	(142)	(134)
Monetary updating – onerous concessions	(9)	(3)	(3)
Charges and monetary updating on post-employment obligations (Note 24)	(53)	(56)	(68)
Monetary updating – Lease liabilities (Note 19)	(27)	(34)	—
Finance income of P&D and PEE	(21)	(24)	(23)
Others	(71)	(84)	(95)
	(3,350)	(1,847)	(2,224)
NET FINANCE INCOME (EXPENSES)	(906)	1,360	(518)

(1)	The PIS/Pasep and Cofins expenses apply to Interest on Equity.